Certain Long-Duration Contracts (Tables)	12 Months Ended
Dec. 31, 2013
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2013				December 31, 2012
	General	Separate	Net		General	Separate	Net
	account	account	amount	Average	account	account	amount	Average
(in millions)	value	value	at risk[1]	age[2]	value	value	at risk[1]	age[2]
Contracts with GMDB:
Return of net deposits	$916	$19,927	$13	64	$836	$14,963	$24	64
Minimum return or anniversary contract value	2,031	33,520	237	69	2,048	29,787	561	68

Total contracts with GMDB	$2,947	$53,447	$250	67	$2,884	$44,750	$585	66
GMAB Return of net deposits[3]	$92	$2,383	$—	64	$165	$3,230	$12	64
GLWB Minimum return or anniversary contract value	$178	$28,071	$74	64	$128	$22,031	$613	65
GMIB Minimum return or anniversary contract value	$49	$510	$—	64	$49	$514	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Summarizes the reserve balances, for variable annuity contracts with guarantees

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,	December 31,
(in millions)	2013	2012
GMDB	$55	$65
GMAB[1,2]	$(19)	$57
GLWB[1]	$(1,075)	$600
GMIB	$2	$2

[1]	The fair value of the living benefit liability includes the present value of attributed fees.
[2]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Summarizes account balances of deferred variable annuity

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,	December 31,
(in millions)	2013	2012
Mutual funds:
Bond	$5,685	$5,634
Domestic equity	43,505	35,277
International equity	3,179	2,614

Total mutual funds	$52,369	$43,525
Money market funds	1,078	1,225

Total[1]	$53,447	$44,750

[1]	Excludes $30.6 billion and $26.7 billion as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

Summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2013	$1,270	$362	$16,960	55
December 31, 2012	$992	$328	$12,321	56

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.